Consolidated Statement of Changes in Equity	Issued capital AUD ($)	Share based payments reserve AUD ($)	Foreign currency translation reserves AUD ($)	Re- measurement reserves AUD ($)	Accumulated losses AUD ($)	AUD ($)	USD ($) [1]
Balance at Dec. 31, 2019	$ 22,884,795	$ 1,318,853	$ 22,324	$ (481,202)	$ (19,299,005)	$ 4,445,765
Loss after income tax expense for the year					(2,781,899)	(2,781,899)
Other comprehensive income for the year, net of tax			175,836	6,450		182,286
Total comprehensive income for the year			175,836	6,450	(2,781,899)	(2,599,613)
Share-based payments (note 32)		173,134				173,134
Expiry of options		(424,416)			424,416
Forfeiture of options		(20,702)			20,702
Balance at Dec. 31, 2020	22,884,795	1,046,869	198,160	(474,752)	(21,635,786)	2,019,286
Loss after income tax expense for the year					(2,704,845)	(2,704,845)
Other comprehensive income for the year, net of tax			206,363	(34,197)		172,166
Total comprehensive income for the year			206,363	(34,197)	(2,704,845)	(2,532,679)
Share-based payments (note 32)		223,171				223,171
Contributions of equity, net of transaction costs (note 20)	3,619,341					3,619,341
Expiry of options		(46,425)			46,425
Forfeiture of options		(8,806)			8,806
Re-allocation between accumulated loses and foreign currency reserve			(167,086)		167,086
Balance at Dec. 31, 2021	26,504,136	1,214,809	237,437	(508,949)	(24,118,314)	3,329,119	$ 2,261,630
Loss after income tax expense for the year					(341,469)	(341,469)	(231,978)
Other comprehensive income for the year, net of tax			(935,142)	366,517		(568,625)	(386,294)
Total comprehensive income for the year			(935,142)	366,517	(341,469)	(910,094)	(618,272)
Share-based payments (note 32)		309,256				309,256	210,092
Contributions of equity, net of transaction costs (note 20)	15,132,626					15,132,626	10,280,320
Expiry of options		(311,840)			311,840
Forfeiture of options		(95,100)			95,100
Balance at Dec. 31, 2022	$ 41,636,762	$ 1,117,125	$ (697,705)	$ (142,432)	$ (24,052,843)	$ 17,860,907	$ 12,133,770

[1]	US Dollars numbers presented solely for convenience of the reader